CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Operating activities:
Net income	$ 18,770	118,138	221,794	51,448
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,460	15,483	13,113	7,955
Depreciation and amortization	37,633	236,857	171,539	145,571
Deferred taxes	(5,674)	(35,714)	9,228	7,957
Bad debt expenses	106	667	103	1,252
Deferred rent	14,765	92,927	70,761	36,568
Impairment loss	113	710		1,948
Excess tax benefit from share-based compensation	(1,323)	(8,324)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(2,606)	(16,401)	(6,481)	(2,848)
Prepaid rent	(12,047)	(75,820)	(82,649)	6,528
Inventories	(2,032)	(12,792)	(9,407)	13,767
Amount due from related parties	519	3,267	1,365	374
Other current assets	(2,492)	(15,684)	(13,404)	(16,873)
Other assets	(3,512)	(22,102)	(17,841)	(8,695)
Accounts payable	546	3,435	3,478	4,255
Amount due to related parties	28	175	(72)	(581)
Salary and welfare payables	3,595	22,628	28,042	(4,158)
Deferred revenue	14,745	92,803	42,283	42,612
Accrued expenses and other current liabilities	5,441	34,246	16,290	(1,993)
Income tax payable	1,168	7,350	11,252	(1,259)
Other long-term liabilities	2,684	16,891	9,732	12,513
Net cash provided by operating activities	72,887	458,740	469,126	296,341
Investing activities:
Purchases of property and equipment	(122,143)	(768,756)	(397,252)	(263,776)
Purchases of intangibles	(2,331)	(14,674)	(7,630)	(1,005)
Amount received as a result of government zoning	1,096	6,900		3,280
Acquisitions, net of cash received	(9,187)	(57,822)	(9,653)
Collection of amount due from related parties				377
Purchase of short-term investments	(4,767)	(30,000)	(430,000)
Proceeds from sales of short-term investments	20,655	130,000	330,000
Decrease (increase) in restricted cash	(36)	(225)	(775)	5,097
Net cash used in investing activities	(116,713)	(734,577)	(515,310)	(256,027)
Financing activities:
Proceeds from issuance of ordinary shares			959,104	54,945
Ordinary share issuance costs, net of existing shareholder reimbursements			3,929
Net proceeds from exercise of warrants			17,873
Net proceeds from issuance of ordinary shares upon exercise of option	1,157	7,285	41,125	3,766
Proceeds from short-term debt				150,000
Repayment of short-term debt				(230,000)
Proceeds from long-term debt			70,000	142,000
Repayment of long-term debt			(207,000)	(34,500)
Funds advanced from noncontrolling interest holders	554	3,485	2,778	14,215
Repayment of funds advanced from noncontrolling interest holders	(408)	(2,568)	(23,715)	(7,931)
Acquisitions of noncontrolling interest			(17,099)	(1,945)
Proceeds from sales of partial ownership interest in one subsidiary			1,130
Contribution from noncontrolling interest holders	73	459	10
Refund of deposits of share subscription				(42,503)
Dividend paid to noncontrolling interest holders	(501)	(3,151)	(2,298)	(2,200)
Excess tax benefit from share-based compensation	1,323	8,324
Deposits received for exercise of options				1,216
Net cash provided by financing activities	2,198	13,834	845,837	47,063
Effect of exchange rate changes on cash and cash equivalents	(2,616)	(16,463)	(10,173)	(36)
Net increase (decrease) in cash and cash equivalents	(44,244)	(278,466)	789,480	87,341
Cash and cash equivalents at the beginning of the year	168,428	1,060,067	270,587	183,246
Cash and cash equivalents at the end of the year	124,184	781,601	1,060,067	270,587
Supplemental disclosure of cash flow information:
Interest paid	140	882	4,075	10,474
Income taxes paid	8,449	53,180	36,782	11,316
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	62,867	395,681	269,815	125,410
Issuance of ordinary shares from subscription deposit				20,761
Consideration payable for business acquisition	2,641	16,625	54,047
Purchase of intangible assets included in payables	1,820	11,455	12,278
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables			7,614
Reimbursement of government zoning included in receivables			4,400
Issuance of ordinary shares upon exercise of options from subscription deposit			1,217
Issuance warrant for acquisition of noncontrolling interest			7,067
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	$ 80	499